AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 2002.

                                                     1933 ACT FILE NO. 333-97413
                                                      1940 ACT FILE NO. 811-4015
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933        [x]

                         PRE-EFFECTIVE AMENDMENT NO. ___        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 1         [x]


                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

          THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MA 02109
          ------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
          THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MA 02109
          ------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


Pursuant to Rule 485 under the Securities Act of 1933, it is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

                         ------------------------------

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 02-90946).

                         ------------------------------

                         EATON VANCE MUTUAL FUNDS TRUST
                              CROSS-REFERENCE SHEET
             FOR EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

                           ITEMS REQUIRED BY FORM N-14
                           ---------------------------

Part A.  Prospectus/Information Statement*
Part B.  Statement of Additional Information*
Part C.  Other Information

Signature Pages

Exhibits

*Previously filed in Registrant's Registration Statement on Form N-14, file No. 333-97413, 811-4015, on July 31, 2002 (Accession Number 0000940394-02-000490),
and subsequently filed in definitive form pursuant to Rule 497 on September 3, 2002 (Accession No. 0000940394-02-000558), and each incorporated herein by reference.

The sole purpose of this filing is to include in the Registration Statement the Definitive Agreement and Plan of Reorganization (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of Eaton Vance Tax-Managed Young Shareholder Fund and Eaton Vance Tax-Managed Multi-Cap Opportunity Fund, each a series of the Registrant.

                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

     No change from the information set forth in Item 25 of Form N-1A filed as Post-Effective Amendment No. 83 to the Registration Statement under the Securities Act of 1933 (File No. 02-90946) and Amendment No. 86 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-4015) (Accession No. 0000940394-02-000406) filed with the Commission on June 26, 2002 (the "Registrant's N-1A"), which information is incorporated herewith by reference.

     Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

ITEM 16. EXHIBITS

  (1)(a) Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 to Registrant's N-1A filed July 14, 1995 and incorporated herein by reference.

     (b) Amendment to Declaration of Trust dated July 10, 1995 filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 to Registrant's N-1A filed July 14, 1995 and incorporated herein by reference.

     (c) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 38 to Registrant's N-1A filed October 30, 1997 and incorporated herein by reference.

     (d) Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value, dated June 18, 2002 filed as Exhibit (a)(4) to Post-Effective Amendment No. 83 to Registrant's N-1A filed June 26, 2002 and incorporated herein by reference.

  (2)(a) By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment No. 23 to Registrant's N-1A filed July 14, 1995 and incorporated herein by reference.

     (b)       Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 23 to Registrant's N-1A filed July 14, 1995 and incorporated herein by reference.

  (3)          Not applicable.

  (4) Agreement and Plan of Reorganization by and between Eaton Vance Mutual Funds Trust, on behalf of its series Eaton Vance Tax-Managed Young Shareholder Fund and Eaton Vance Tax-Managed Multi-Cap Opportunity Fund filed herewith.

  (5)          Not applicable.

  (6)(a) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 to Registrant's N-1A filed August 17, 1995 and incorporated herein by reference.

     (b) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 to Registrant's N-1A filed October 17, 1997 and incorporated herein by reference.

     (c) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 to Registrant's N-1A filed October 17, 1997 and incorporated herein by reference.

     (d) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 to Registrant's N-1A filed June 21, 2001 and incorporated herein by reference.

     (e) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment No. 78 to Registrant's N-1A filed August 17, 2001 and incorporated herein by reference.

     (f) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 80 to Registrant's N-1A filed December 14, 2001 and incorporated herein by reference.

  (7)(a) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(4) to Post-Effective Amendment No. 34 to Registrant's N-1A filed April 21, 1997 and incorporated herein by reference.

     (b) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(6) to Post-Effective Amendment No. 34 to Registrant's N-1A filed April 21, 1997 and incorporated herein by reference.

     (c) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(7) to Post-Effective Amendment No. 34 to Registrant's N-1A filed April 21, 1997 and incorporated herein by reference.

     (d) Distribution Agreement dated as of March 1, 2001 between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. filed as Exhibit (e)(5) to Post-Effective Amendment No. 73 to Registrant's N-1A filed February 26, 2001 and incorporated herein by reference.

        (i) Schedule A to Distribution Agreement filed as Exhibit (e)(4)(i) to Post-Effective Amendment No. 80 to Registrant's N-1A filed December 14, 2001 and incorporated herein by reference.

     (e) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (8) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (9)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 to Registrant's N-1A filed July 14, 1995 and incorporated herein by reference.

     (b)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 23 to Registrant's N-1A filed July 14, 1995 and incorporated herein by reference.

     (c) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-0000050) and
               incorporated herein by reference.

     (d) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference .

     (e) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

  (10)(a)(1) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 to Registrant's N-1A filed August 17, 1995 and incorporated herein by reference.

         (2) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 to Registrant's N-1A filed April 21, 1997 and incorporated herein by reference.

      (b)(1) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 filed as Exhibit (15)(i) to Post-Effective Amendment No. 38 to Registrant's N-1A filed October 30, 1997 and incorporated herein by reference.

         (2) Schedule A to Class A Service Plan filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 83 to Registrant's N-1A filed June 26, 2002 and incorporated herein by reference.

      (c)(1) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 to Registrant's N-1A filed October 30, 1997 and incorporated herein by reference.

         (2)   Schedule  A  to  Class  B  Distribution  Plan  filed  as  Exhibit
               (m)(3)(b) to Post-Effective Amendment No. 83 to Registrant's N-1A filed June 26, 2002 and incorporated herein by reference.

      (d)(1) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 to Registrant's N-1A filed October 30, 1997 and incorporated herein by reference.

         (2)   Schedule  A  to  Class  C  Distribution  Plan  filed  as  Exhibit
               (m)(4)(b) to Post-Effective Amendment No. 80 to Registrant's N-1A filed December 14, 2001 and incorporated herein by reference.

      (e)(1)   Eaton Vance  Mutual  Funds Trust  Class C  Distribution  Plan for
               Eaton Vance Low Duration Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83 to Registrant's N-1A filed June 26, 2002 and incorporated herein by reference.

      (f)(1) Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) filed as Exhibit (6)(a) to Post-Effective Amendment No. 71 to Registrant's N-1A filed January 12, 2001 and incorporated herein by reference.

      (g)(1) Amended and Restated Multiple Class Plan dated December 10, 2001 filed as Exhibit (o) to Post-Effective Amendment No. 80 to Registrant's N-1A filed December 14, 2001 and incorporated herein by reference .

         (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 83 to Registrant's N-1A filed June 26, 2002 and incorporated herein by reference.

  (11) Opinion and Consent of Counsel as to legality of securities being issued filed as Exhibit (11) to Registrant's Registration Statement on Form N-14 (File Nos. 333-97413, 811-4015) (Accession No. 0000940394-02-000490) filed July 31, 2002 and incorporated herein by reference.

  (12)         Tax Opinion of Kirkpatrick & Lockhart LLP filed herewith.

  (13)(a)(1) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit
               (9)(a) to Post-Effective Amendment No. 24 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

         (2) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 to Registrant's N-1A filed October 30, 1997 and incorporated herein by reference.

      (b) Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 to Registrant's N-1A filed August 26, 1999 and incorporated herein by reference.

      (c)      Transfer Agency  Agreement dated January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February
               25, 1998 and incorporated herein by reference.

      (d) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

  (14)(a) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Tax-Managed Young Shareholder Fund filed as Exhibit (14)(a) to Registrant's
               Registration Statement on Form N-14 filed July 31, 2002 and incorporated herein by reference.

      (b) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Tax-Managed Multi-Cap Opportunity Fund filed as Exhibit (14)(b) to Registrant's
               Registration Statement on Form N-14 filed July 31, 2002 and incorporated herein by reference.

  (15)         Not Applicable.

  (16)         Not Applicable.

  (17) Rule 24f-2 Election of Registrant filed as Exhibit (17) to Registrant's Registration Statement on Form N-14 filed July 31, 2002 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on September 20, 2002.

                                EATON VANCE MUTUAL FUNDS TRUST

                                /s/ JAMES B. HAWKES
                                --------------------------------------------
                                James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on September 20, 2002:

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President and Principal Executive Officer
----------------------------    and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer and Principal Financial and
----------------------------    Accounting Officer
James L. O'Connor

/s/ Jessica M. Bibliowicz       Trustee
----------------------------
Jessica M. Bibliowicz

/s/ Donald R. Dwight            Trustee
----------------------------
Donald R. Dwight

/s/ Samuel L. Hayes, III        Trustee
----------------------------
Samuel L. Hayes, III

/s/ Norton H. Reamer            Trustee
----------------------------
Norton H. Reamer

/s/ Lynn A. Stout               Trustee
----------------------------
Lynn A. Stout

                                Trustee
----------------------------
Jack L. Treynor

                                  EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

EXHIBIT
NUMBER         DESCRIPTION
------         -----------

(4) Agreement and Plan of Reorganization for Eaton Vance Tax-Managed Young Shareholder Fund

(12)           Tax Opinion of Kirkpatrick & Lockhart LLP